Short-term bank loans and other debt	12 Months Ended
Dec. 31, 2020
Short-term bank loans and other debt
Short-term bank loans and other debt

10.         Short-term bank loans and other debt

Short-term bank loans and other debt represent amounts due to various banks and financial institutions that are due on the dates indicated below. Short-term bank loans and other debt at December 31, 2019 and 2020 consisted of the following:

	December 31,	December 31,
	2019	2020
	US$	US$
Loan from The Bank of East Asia
Due January 2, 2020, at 1.10% plus 1 month LIBOR	19,900,000	—

Loan from Zhongyuan Aviation Finance Leasing Co.,Ltd.
Due December 20 2020, at 10.00% per annum	11,467,562	—

Loan from Hua Xia Bank Co., Ltd.
Due May 30, 2020, at 6.5250% per annum	8,600,671	—
Due December 28, 2021, at 8.00% per annum	—	9,195,543

Loan from Shandong Rongyue Finance Leasing Co., Ltd.
Due December 24, 2020, at 5.00% per annum	4,300,335	—

Loan from Zhongyuan Commercial Factoring Co., Ltd.
Due January 30, 2020, at 10.00% per annum	28,668,902	—

Loan from Tianjin financial exchange center Co., Ltd. at 9.00% per annum	189,215	—
Loan from Tianjin financial exchange center Co., Ltd. at 8.50% per annum	51,604	—
Loan from Tianjin financial exchange center Co., Ltd. at 8.00% per annum	240,819	2,896,595

Loan from Shenzhen Zhong’an Finance Leasing Co.,Ltd.
Due December 26, 2021, at 5.89% per annum	—	1,532,592

Total short-term bank loans and other debt	73,419,108	13,624,730

As of December 31, 2020, except when otherwise indicated, the Group’s short-term bank loans and other debt were all denominated in RMB and were mainly secured by the Group’s real estate properties held for lease with net book value of nil (December 31, 2019: US$14,899,171), the real estate properties development completed with net book value of US$4,257,537 (December 31, 2019: US$10,168,195), and restricted cash of nil (December 31, 2019: US$20,691,781).

The weighted average interest rate on short-term bank loans and other debt as of December 31, 2020 was 7.76% (December 31, 2019: 8.33%).